Note 3 - Significant Accounting Policies (Details Narrative) - CAD	May 31, 2017	Nov. 30, 2016
Note 3 - Significant Accounting Policies Details Narrative
Deferred revenue	CAD 2,962,500	CAD 3,112,500
Pre-launch Inventory	CAD 492,617	CAD 0